Capital adequacy - Operational risk and capital buffer requirements (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 22, 2023	Sep. 29, 2022	Dec. 31, 2021	Mar. 16, 2020	Mar. 15, 2020
Disclosure of credit risk exposure
Mandatory capital conservation buffer	2.50%
Sweden
Disclosure of credit risk exposure
Countercyclical buffer	0.00%	2.00%	1.00%		0.00%	2.50%
Parent Company
Disclosure of credit risk exposure
Mandatory capital conservation buffer	2.50%			2.50%
Countercyclical buffer	0.00%			0.00%
Parent Company | Sweden
Disclosure of credit risk exposure
Capital requirement exposure	71.00%			68.00%
Parent Company | Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.04%			0.03%
Parent Company | Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Parent Company | Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Parent Company | Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%